CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares issued	17,679,618	17,679,618	17,547,118	17,145,000
Ordinary shares, shares outstanding	17,679,618	17,679,618	17,547,118	17,145,000